Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the financial statements were issued and filed with this Form 10Q.

Share Issuance

During July 2012, the Company issued 222,222 shares of Common Stock (valued at $5,000) each to Steven Girgenti and Oscar Bronsther, M.D.in consideration for services provided to the Board of Directors.

During July 2012, the Company issued 2,222,222 shares of Common Stock at $0.0225 for a total consideration of $50,000 to one investor.

Loan from Fountainhead

During July 2012, the Company issued unsecured, subordinated loan notes to Fountainhead for a total of $100,000. The loan notes are subordinated to the Company’s secured debentures, bear interest at a rate of 6% are are due on demand or by July 9, 2013.

Legal Action against GreenBridge Capital Partners, IV, LLC and Partizipant, LLC

On July 20, 2012, the Company filed Action #13 148 01633 12 with the American Arbitration Association entitled Vycor Medical, Inc. (Claimant) against Greenbridge Capital Partners IV, LLC, Partizipant, LLC, and Joseph D. Kowal (Respondents) (the “Action”). The Action is based on breach of contract and fraud and seeks recovery of 5,166,667 shares of Company Common Stock previously issued to Greenbridge Capital Partners IV, LLC and recovery of at least $357,000 paid to Partizipant, LLC (including amounts paid to third parties at Partizipant’s direction), together with recovery of fees, costs and expenses incurred in connection with the Action. The Action is still in its early stages and the Respondents have yet to file any response. The Company cannot project whether it will achieve a successful result in connection with the Action.

This prospectus is part of a registration statement we filed with the SEC. You should rely only on the information or representations provided in or incorporated by reference into this prospectus. We have not authorized anyone else to provide you with different information. You should not assume that the information in this prospectus or any supplement is accurate as of any date other than the date on the front of those documents.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in or incorporated by reference in this prospectus in connection with the offer made by this prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by us. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy any security other than the securities offered hereby, nor does it constitute an offer to sell or a solicitation of any offer to buy any of the shares offered by anyone in any jurisdiction in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that the information contained herein is correct as of any time subsequent to the date hereof.

The date of this prospectus is August 20, 2012.

14. SUBSEQUENT EVENTS

Share Issuance

During January to March 2012, the Company issued 222,222 shares of Common Stock (valued at $5,000) to Steven Girgenti and 96,620 shares of Common Stock (valued at $2,174) to Dr Oscar Bronsther in consideration for services provided to the Board of Directors.

During January to March 2012, the Company issued 138,890 shares of Common Stock (valued at $3,125) to each of Alvaro Pasuale-Leone, Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

Conversion of Preferred Shares

During January to March 2012, the Company issued a total of 15,555,554 shares of Common Stock in respect of conversion of Series C Preferred Stock.

Acquisition of Sight Science Limited

On January 4, 2012, NovaVision, entered into various agreements with Professor Arash Sahraie (“Prof. Sahraie”) and the University of Aberdeen (Scotland) (the “University”), relating to the acquisition of all of the shares of Sight Science, Ltd. (“Sight Science”) by NovaVision. In consideration of the Share Purchase Agreement and other transaction agreements, the Company agreed to pay the Sight Science shareholders £200,000 (US$ 310,660) cash, of which £100,000 (US$155,330) was paid at the Closing and an additional £100,000 (US$155,330) cash to be paid to the Sight Science shareholders on the one-year anniversary of the Closing. In addition, the Sight Science shareholders received at Closing further consideration in the form of an aggregate of 14,350,000 restricted shares of the Company, which are the subject of lock-up agreements between the Parties and which at Closing were valued at £184,768 (US$287,000). Further details on the acquisition can be found in the Company’s Form 8-K/A dated March 21, 2012.

Amendment of Consulting Agreement

Effective as of March 4, 2012 the Company agreed with with GreenBridge Capital Partners IV, LLC to amend the Consulting Agreement between the parties to modify the dates for exercise of the Company’s repurchase option related to the shares delivered to Greenbridge pursuant to the terms of the Agreement. Specifically, the parties agreed that, of the 15,500,000 shares delivered to GreenBridge, the Company would have the option to repurchase 5,166,666 of the shares prior to April 15, 2012 and an additional 5,166,667 shares prior to April 30, 2012. The remaining 5,166,667 shares are not subject to a repurchase option. The shares which are the subject of the repurchase option are held in escrow by a third party. In all other respects, the original Consulting Agreement remains in full force and effect as written.